Schedule of Weighted Average Fair Values and Assumptions Used (Detail) (Stock Option, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 9.59	$ 8.20	$ 9.08
Assumptions:
Expected volatility	50.00%	45.00%	45.00%
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	0.83%	1.40%	1.50%
Expected life	5 years	5 years	4 years 18 days